Nature of Operations and Going Concern Uncertainty (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Nature of Operations and Going Concern Uncertainty [Abstract]
Accumulated deficit	$ (563,291,862)		$ (563,291,862)		$ (480,333,695)	$ (432,341,598)
Net loss	(7,454,641)	$ (4,156,400)	(85,317,933)	$ (39,050,953)	(51,424,409)	(73,418,745)	$ (48,856,993)
Operating activities			(36,317,356)	(26,179,037)	(36,651,124)	(38,126,897)	(20,789,347)
Investing activities			(8,684,889)	(9,157,341)	(11,172,500)	(12,000,742)	(16,505,990)
Cash balance	5,732,862	$ 18,289,703	5,732,862	$ 18,289,703	5,056,040	$ 32,025,899	$ 6,200,316	$ 1,756,985
Outstanding credit facility	$ 30,000,000		$ 30,000,000		$ 30,000,000
Maturity date			Jan. 31, 2026		Jan. 31, 2026